UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-5221

Seligman Portfolios, Inc.

(Exact name of Registrant as specified in charter)

100 Park Avenue

New York, New York 10017

(Address of principal executive offices) (Zip code)

Lawrence P. Vogel

100 Park Avenue

New York, New York 10017

(Name and address of agent for service)

Registrant’s telephone number, including area code:	(212) 850-1864

Date of fiscal year end:	12/31

Date of reporting period:	3/31/08

FORM N-Q

ITEM 1. SCHEDULE OF INVESTMENTS.

Seligman Portfolios, Inc.
Schedules of Investments (unaudited)
March 31, 2008

Seligman Capital Portfolio

	Shares or Principal Amount		Value
Common Stocks 97.5%
Aerospace and Defense 2.2%
BE Aerospace*	4,100	shs.	$143,295
Spirit Aerosystems Holdings (Class A)*	2,700		59,886

			203,181

Auto Components 1.9%
Goodyear Tire & Rubber*	6,900		178,020

Biotechnology 3.4%
Cephalon*	1,900		122,360
Cepheid*	4,900		119,511
ImClone Systems*	1,700		72,114

			313,985

Capital Markets 1.6%
BlackRock	300		61,254
Federated Investors (Class B)	700		27,412
Northern Trust	900		59,823

			148,489

Chemicals 2.2%
The Mosaic*	1,400		143,640
Zoltek*	2,100		55,692

			199,332

Commercial Banks 1.4%
BB&T	1,400		44,884
M&T Bank	1,000		80,480

			125,364

Communications Equipment 4.0%
Comverse Technology*	6,300		97,682
Research In Motion*	2,400		269,352

			367,034

Construction and Engineering 3.0%
Foster Wheeler*	2,000		113,240
Quanta Services*	6,900		159,873

			273,113

Containers and Packaging 0.6%
Owens-Illinois*	1,000		56,430

Diversified Financial Services 0.9%
IntercontinentalExchange*	600		78,300

Diversified Telecommunication Services 1.3%
Qwest Communications International	8,900		40,317
Time Warner Telecom (Class A)*	5,100		78,999

			119,316

Electric Utilities 2.0%
ITC Holdings	3,500		182,210

Energy Equipment and Services 5.4%
Diamond Offshore Drilling	1,500		174,600
National Oilwell Varco*	800		46,704
Transocean	700		94,640
Weatherford International*	2,500		181,175

			497,119

Food and Staples Retailing 2.0%
Rite Aid*	62,000		182,280

Health Care Equipment and Supplies 3.7%
Hospira*	3,000		128,310
Intuitive Surgical*	200		64,870
St. Jude Medical*	3,300		142,527

			335,707

Health Care Providers and Services 3.6%
CIGNA	2,200		89,254
Express Scripts*	1,700		109,344
Health Net*	1,900		58,520
Quest Diagnostics	1,800		81,486

			338,604

Hotels, Restaurants and Leisure 6.1%
Life Time Fitness*	7,800		243,438
Pinnacle Entertainment*	6,600		84,480
Wynn Resorts	2,300		231,472

			559,390

Household Durables 0.8%
Tupperware	1,900		73,492

Industrial Conglomerates 4.8%
McDermott International*	8,000		438,560

Internet Software and Services 6.6%
Equinix*	3,300		219,417
SAVVIS*	20,700		336,789
VeriSign*	1,500		49,860

			606,066

IT Services 0.7%
Visa (Class A)*	1,100		68,596

Life Sciences Tools and Services 1.2%
Applied Biosystems Group	3,300		108,438

Machinery 2.9%
AGCO*	2,700		161,676
Cummins	2,300		107,686

			269,362

Media 5.7%
Gemstar-TV Guide International*	94,700		445,090
Marvel Entertainment*	2,800		75,012

			520,102

Metals and Mining 2.1%
Agnico-Eagle Mines	1,000		67,710
Century Aluminum*	800		52,992
Freeport-McMoRan Copper & Gold	800		76,976

			197,678

Multiline Retail 2.5%
Kohl’s*	5,400		231,606

Oil, Gas and Consumable Fuels 5.8%
Goodrich Petroleum*	2,600		78,208
Newfield Exploration*	1,300		68,705
Noble Energy	1,500		109,200
Southwestern Energy*	1,600		53,904
Ultra Petroleum*	1,500		116,250
Williams Companies	3,400		112,132

			538,399

Pharmaceuticals 3.2%
Forest Laboratories*	2,600		104,026
Mylan	12,600		146,160
Sepracor*	2,400		46,848

			297,034

Semiconductors and Semiconductor Equipment 8.0%
Marvell Technology Group*	28,900		314,432
MEMC Electronic Materials*	1,100		77,990
Microsemi*	10,900		248,520
NVIDIA*	4,900		96,971

			737,913

Software 3.6%
Activision*	6,900		188,439
BMC Software*	2,200		71,544
Compuware*	9,300		68,262

			328,245

Specialty Retail 1.7%
American Eagle Outfitters	8,800		154,088

Textiles, Apparel and Luxury Goods 1.3%
Coach*	3,900		117,585

Wireless Telecommunication Services 1.3%
NII Holdings*	1,400		44,492
SBA Communications (Class A)*	2,500		74,575

			119,067

Total Common Stocks			8,964,105

Repurchase Agreement 2.3%
Fixed Income Clearing Corporation 1.80%, dated 3/31/2008, maturing 4/1/2008, in the amount of $213,011, collateralized by: $205,000 Freddie Mac 5%, 1/2/2015, with a fair market value of $220,375	$213,000		213,000

Total Investments 99.8%			9,177,105
Other Assets Less Liabilities 0.2%			18,883

Net Assets 100.0%			$9,195,988

Seligman Cash Management Portfolio

	Annualized Yield on Purchase Date	Principal Amount	Value
US Government and Government Agency Securities 29.3%
US Government Securities 5.2%
US Treasury Bills 3.985%, 4/24/2008	4.04%	$500,000	$498,727

Government Agency Securitiesø 24.1%
Fannie Mae 2.70%, 4/21/2008	2.74	900,000	898,650
Federal Farm Credit Bank 2.25%, 4/4/2008	2.28	409,000	408,923
Federal Home Loan Bank 2.41%, 4/9/2008	2.44	500,000	499,732
Freddie Mac 1.90%, 4/30/2008	1.93	500,000	499,235

			2,306,540

Total US Government and Government Agency Securities			2,805,267

Fixed Time Deposits 49.8%
ABN AMRO Bank, Grand Cayman 2.10%, 4/2/2008	2.13	476,000	476,000
Bank of America, Grand Cayman 2.05%, 4/2/2008	2.08	476,000	476,000
Bank of Montreal, Toronto 2.25%, 4/3/2008	2.28	478,000	478,000
Bank of Novia Scotia, Toronto 2.20%, 4/2/2008	2.23	476,000	476,000
BNP Paribas, Grand Cayman 2.70%, 4/1/2008	2.74	477,000	477,000
Citibank, Nassau 2%, 4/2/2008	2.03	476,000	476,000
Dexia Bank, Grand Cayman 2%, 4/3/2008	2.03	478,000	478,000
JPMorgan Chase, Nassau 2.188%, 4/1/2008	2.22	477,000	477,000
Rabobank Nederland, Grand Cayman 2.10%, 4/3/2008	2.13	478,000	478,000
Royal Bank of Scotland Group, London 2.70%, 4/7/2008	2.74	477,000	477,000

Total Fixed Time Deposits			4,769,000

Commercial Paper 15.4%
AIG Funding 2.87%, 5/1/2008	2.91	500,000	498,804
American Express Credit 2.994%, 4/17/2008	3.04	480,000	477,735
General Electric Capital 2.85%, 5/16/2008	2.89	495,000	493,237

Total Commercial Paper			1,469,776

Repurchase Agreement 5.5%
Fixed Income Clearing Corporation 1.80%, dated 3/31/2008, maturing 4/1/2008, in the amount of $523,026, collateralized by: $510,000 Federal Home Loan Bank 5.435%, 12/20/2022, with a fair market value of $540,600	1.83	523,000	523,000

Total Investments 100.0%			9,567,043
Other Assets Less Liabilities 0.0%			(926)

Net Assets 100.0%			$9,566,117

Seligman Common Stock Portfolio

	Shares, Shares Subject to Call or Principal Amount		Value
Common Stocks 95.0%
Aerospace and Defense 2.9%
Boeing	300	shs.	$22,311
General Dynamics	300		25,011
Honeywell International	800		45,136
United Technologies	600		41,292

			133,750

Air Freight and Logistics 1.1%
United Parcel Service (Class B)	700		51,114

Airlines 0.7%
AMR*	1,400		12,628
Delta Air Lines*	1,100		9,460
Northwest Airlines*	1,100		9,889

			31,977

Auto Components 0.6%
Goodyear Tire & Rubber*	1,100		28,380

Automobiles 0.4%
General Motors	1,000		19,050

Biotechnology 1.6%
Cephalon*	800		51,520
ImClone Systems*	500		21,210

			72,730

Capital Markets 3.0%
Bank of New York Mellon	500		20,865
Fortress Investment Group (Class A)	3,400		41,752
Goldman Sachs Group	125		20,674
Lehman Brothers Holdings	500		18,820
Morgan Stanley	800		36,560

			138,671

Chemicals 0.4%
Monsanto	150		16,725

Commercial Banks 2.1%
PNC Financial Services Group	400		26,228
Wachovia	1,140		30,780
Wells Fargo	1,400		40,740

			97,748

Commercial Services and Supplies 0.6%
Waste Management	900		30,204

Communications Equipment 6.5%
Cisco Systems*	2,470		59,502
Comverse Technology*	6,271		97,232
Nokia (ADR)	1,400		44,562
QUALCOMM	1,400		57,400
Research In Motion*	400		44,892

			303,588

Computers and Peripherals 4.1%
Apple*	400		57,400
Hewlett-Packard	1,400		63,924
International Business Machines	400		46,056
Seagate Technology	1,192		24,960

			192,340

Construction and Engineering 0.8%
Foster Wheeler*	400		22,648
Quanta Services*	700		16,219

			38,867

Consumer Finance 0.8%
American Express	800		34,976

Containers and Packaging 1.7%
Smurfit-Stone Container*	10,295		79,272

Diversified Financial Services 4.2%
Bank of America	2,140		81,127
CIT Group	600		7,110
JPMorgan Chase	2,440		104,798

			193,035

Diversified Telecommunication Services 3.2%
AT&T	2,600		99,580
Qwest Communications International	4,623		20,942
Time Warner Telecom (Class A)*	1,900		29,431

			149,953

Electric Utilities 0.9%
Exelon	500		40,635

Energy Equipment and Services 3.2%
Baker Hughes	350		23,975
Halliburton	800		31,464
Noble	600		29,802
Schlumberger	400		34,800
Transocean	200		27,040

			147,081

Food and Staples Retailing 3.4%
CVS/Caremark	900		36,459
Rite Aid*	40,969		120,449

			156,908

Health Care Equipment and Supplies 1.9%
Baxter International	400		23,128
St. Jude Medical*	800		34,552
Zimmer Holdings*	400		31,144

			88,824

Health Care Providers and Services 1.4%
Express Scripts*	400		25,728
Health Net*	193		5,944
Quest Diagnostics	500		22,635
UnitedHealth Group	273		9,380

			63,687

Hotels, Restaurants and Leisure 0.9%
Wynn Resorts	400		40,256

Independent Power Producers and Energy Traders 0.6%
AES*	1,700		28,339

Industrial Conglomerates 2.5%
3M	200		15,830
General Electric	2,720		100,667

			116,497

Insurance 3.6%
American International Group	1,120		48,440
Hartford Financial Services Group	600		45,462
MetLife	700		42,182
Prudential Financial	407		31,848

			167,932

Internet Software and Services 2.8%
Google (Class A)*	75		33,035
SAVVIS*	3,179		51,722
Yahoo!*	1,588		45,941

			130,698

Life Sciences Tools and Services 0.4%
Applied Biosystems Group	600		19,716

Machinery 0.9%
Caterpillar	300		23,487
Deere	200		16,088

			39,575

Media 3.9%
Comcast (Class A)	900		17,406
Gemstar-TV Guide International*	29,225		137,358
Time Warner	1,790		25,096

			179,860

Metals and Mining 2.4%
Alcoa	1,251		45,111
Freeport-McMoRan Copper & Gold	700		67,354

			112,465

Multiline Retail 2.2%
Kohl’s*	1,100		47,179
Target	1,100		55,748

			102,927

Oil, Gas and Consumable Fuels 8.6%
Chevron	875		74,690
ConocoPhillips	780		59,444
El Paso	2,440		40,602
Exxon Mobil	1,860		157,319
Valero Energy	500		24,555
XTO Energy	650		40,209

			396,819

Pharmaceuticals 7.7%
Abbott Laboratories	800		44,120
Bristol-Myers Squibb	2,200		46,860
Forest Laboratories*	600		24,006
Johnson & Johnson	500		32,435
Merck	1,100		41,745
Mylan	2,100		24,360
Pfizer	2,700		56,511
Schering-Plough	1,100		15,851
Sepracor*	600		11,712
Wyeth	1,451		60,594

			358,194

Semiconductors and Semiconductor Equipment 3.7%
Intel	2,200		46,596
Marvell Technology Group*	8,698		94,634
NVIDIA*	1,000		19,790
Qimonda (ADR)*	2,307		9,943

			170,963

Software 3.6%
Adobe Systems*	114		4,057
BMC Software*	700		22,764
Microsoft	3,410		96,776
Oracle*	2,100		41,076

			164,673

Specialty Retail 1.7%
Home Depot	700		19,579
OfficeMax	2,978		56,999

			76,578

Tobacco 3.6%
Altria Group	1,760		39,072
Philip Morris International*	1,760		89,021
UST	750		40,890

			168,983

Wireless Telecommunication Services 0.4%
NII Holdings*	600		19,068

Total Common Stocks			4,403,058

Options Purchased* 1.0%
Biotechnology 0.0%
Amgen, Call expiring January 2009 at $60	1,000		670

Capital Markets 0.0%
Lehman Brothers Holdings, Call expiring January 2009 at $80	1,000		550

Communications Equipment 0.2%
JDS Uniphase, Call expiring January 2009 at $15	2,500		3,750
Motorola, Call expiring January 2009 at $20	2,700		270
QUALCOMM, Call expiring January 2009 at $40	700		4,130

			8,150

Diversified Financial Services 0.0%
CIT Group, Call expiring January 2009 at $35	800		400
Citigroup, Call expiring January 2009 at $30*	700		889

			1,289

Food and Staples Retailing 0.1%
Rite Aid, Call expiring January 2009 at $5	8,700		3,045

Hotels, Restaurants and Leisure 0.0%
Starbucks, Call expiring January 2009 at $30	1,500		300

Index Derivatives 0.2%
Financial Select Sector SPDR Fund, Call expiring January 2009 at $30	1,700		2,295
PowerShares QQQ Trust, Call expiring December 2008 at $48	1,500		3,698
SPDR Trust Series 1, Call expiring December 2008 at $140	400		2,880

			8,873

Internet Software and Services 0.3%
Yahoo!
Call expiring January 2009 at $25	1,700		10,200
Call expiring January 2009 at $30	1,400		3,570

			13,770

Pharmaceuticals 0.1%
Bristol-Myers Squibb, Call expiring January 2009 at $25	1,100		1,034
Wyeth, Call expiring July 2008 at $42.50	1,000		3,200

			4,234

Semiconductors and Semiconductor Equipment 0.1%
Marvell Technology Group:
Call expiring January 2009 at $15	2,200		1,870
Call expiring January 2009 at $20	2,100		525
Micron Technology, Call expiring January 2009 at $15	5,500		825

			3,220

Total Options Purchased*			44,101

Short-Term Holdings 6.2%
Equity-Linked Notes†øø 3.5%
Deutsche Bank 39%, 9/5/2008 (a)	$33,000		28,449
Goldman Sachs Group:
35.5%, 4/21/2008 (b)	50,000		21,208
34.6%, 10/2/2008 (c)	33,000		32,150
Lehman Brothers:
53.51%, 9/14/2008 (d)	33,000		24,968
39.5%, 10/2/2008 (e)	33,000		32,026
Morgan Stanley 43.3%, 5/15/2008 (f)	46,000		25,931

			164,732

Repurchase Agreement 2.7%
Fixed Income Clearing Corporation 1.80%, dated 3/31/2008, maturing 4/1/2008, in the amount of $124,006, collateralized by: $125,000 Federal Home Loan Bank 5.435%, 12/20/2022, with a fair market value of $132,500	124,000		124,000

Total Short-Term Holdings			288,732

Total Investments 102.2%			4,735,891

Other Assets Less Liabilities (2.2)%			(102,858)

Net Assets 100.0%			$4,633,033

Seligman Communications and Information Portfolio

	Shares or Principal Amount		Value
Common Stocks 95.6%
Advertising 0.7%
Focus Media Holding (ADR)*	9,163	shs.	$322,079

Application Software 3.8%
Adobe Systems*	8,000		284,720
Mentor Graphics*	76,900		679,027
Microsoft	28,700		814,506
Voltaire*	5,000		24,950

			1,803,203

Communications Equipment 10.8%
Cisco Systems*	64,000		1,541,760
Corning	22,700		545,708
NICE Systems (ADR)*	4,500		126,990
Nokia (ADR)	24,300		773,469
QUALCOMM	48,100		1,972,100
Research In Motion*	1,100		123,453

			5,083,480

Computer Hardware 3.5%
Apple*	3,800	(1)	545,300
Hewlett-Packard	13,100		598,146
International Business Machines	4,400	(1)	506,616

			1,650,062

Computer Storage and Peripherals 8.5%
Brocade Communications Systems*	16,300		118,990
Electronics for Imaging*	64,400		960,848
EMC*	36,400		521,976
NetApp*	59,900		1,200,995
Seagate Technology	57,600		1,206,144

			4,008,953

Consumer Electronics 0.8%
Garmin	1,800		97,218
LG Electronics	2,050		262,887

			360,105

Electrical Components & Equipment 0.8%
JA Solar Holdings (ADR)*	19,100		355,260

Health Care Equipment 1.7%
Advanced Medical Optics*	25,600		519,680
St. Jude Medical*	6,300		272,097

			791,777

Health Care Services 0.4%
Quest Diagnostics	4,400		199,188

Integrated Telecommunication Services 1.4%
AT&T	16,700		639,610

Internet Software and Services 16.0%
eBay*	4,700		140,248
GigaMedia*	8,800		137,192
McAfee*	94,800		3,136,932
Symantec*	90,700		1,507,434
VeriSign*	18,900		628,236
Yahoo!*	67,210		1,944,385

			7,494,427

IT Consulting and Other Services 8.6%
Amdocs*	106,800		3,028,848
Satyam Computer Services	62,460		616,037
Tata Consultancy Services	20,200		402,288

			4,047,173

Semiconductor Equipment 1.7%
Lam Research*	8,000		305,760
Varian Semiconductor Equipment Associates*	4,000		112,600
Verigy*	19,800		373,032

			791,392

Semiconductors 9.4%
Intersil (Class A)	20,800		533,936
Marvell Technology Group*	210,298		2,288,043
Monolithic Power Systems*	22,300		393,149
ON Semiconductor*	97,800		555,504
Taiwan Semiconductor Manufacturing (ADR)	64,200		659,334

			4,429,966

Systems Software 15.9%
BMC Software*	68,300		2,221,116
Check Point Software Technologies*	107,100		2,399,040
Citrix Systems*	42,000		1,231,860
Oracle*	81,800		1,600,008

			7,452,024

Technical Software 10.3%
Cadence Design Systems*	87,300		932,364
Synopsys*	171,800		3,901,578

			4,833,942

Technology Distributors 0.7%
Avnet*	9,719		318,103

Wireless Telecommunication Services 0.6%
Syniverse Holdings*	18,300		304,878

Total Common Stocks			44,885,622

Repurchase Agreement 5.2%
Fixed Income Clearing Corporation 1.80%, dated 3/31/2008, maturing 4/1/2008, in the amount of $2,446,122, collateralized by: $2,380,000 Federal Home Loan Bank 5.435%, 12/20/2022, with a fair market value of $2,522,800	$2,446,000		2,446,000

Total Investments 100.8%			47,331,622

Other Assets Less Liabilities (0.8)%			(365,266)

Net Assets 100.0%			$46,966,356

Schedule of Options Written March 31, 2008

Call Options Written	Shares Subject to Call		Value

Apple, expiring April 2008 at $130*	3,300		$(48,675)
International Business Machines, Call expiring April 2008 at $115*	4,400		(15,004)

Total Call Options Written
(Premiums received $71,337)			$(63,679)

Seligman Global Technology Portfolio

	Shares		Value
Common Stocks 97.1%
Brazil 0.5%
Bovespa Holding (Specialized Finance)	2,600		$35,043

Canada 1.0%
Absolute Software* (Application Software)	3,600		44,682
Research In Motion* (Communications Equipment)	200		22,446

			67,128

China 3.0%
Alibaba.com* (Internet Software and Services)	8,000		17,020
Focus Media Holding (ADR)* (Advertising)	1,500		52,725
JA Solar Holdings (ADR)* (Electrical Components and Equipment)	1,900		35,340
Longtop Financial Technologies (ADR)* (Application Software)	2,800		52,864
VanceInfo Technologies (ADR)* (Application Software)	5,471		37,203

			195,152

Finland 1.6%
Nokia (ADR) (Communications Equipment)	3,400		108,222

France 2.1%
Cap Gemini (IT Consulting and Other Services)	1,723		98,300
Societe Television Francaise 1 (Broadcasting and Cable TV)	1,516		33,334
UBISOFT Entertainment* (Home Entertainment Software)	103		8,872

			140,506

Germany 1.2%
Infineon Technologies* (Semiconductors)	3,450		24,260
Q-Cells* (Electrical Components and Equipment)	540		53,668

			77,928

India 4.0%
3i Infotech (Systems Software)	15,850		39,121
Rolta India (IT Consulting and Other Services)	7,560		49,818
Satyam Computer Services (IT Consulting and Other Services)	11,330		111,958
Tata Consultancy Services (IT Consulting and Other Services)	3,500		69,942

			270,839

Israel 5.1%
Check Point Software Technologies* (Systems Software)	13,611		304,886
NICE Systems (ADR)* (Communications Equipment)	1,300		36,686
Voltaire* (Application Software)	800		3,992

			345,564

Japan 1.7%
Advantest (Semiconductor Equipment)	1,600		42,326
Ibiden (Electronic Equipment Manufacturers)	800		31,630
Sumco (Semiconductors)	1,800		39,423

			113,379

Netherlands 0.8%
Koninklijke (Royal) KPN (Integrated Telecommunication Services)	2,100		35,555
TomTom* (Communications Equipment)	451		18,650

			54,205

Norway 0.7%
Tandberg (Communications Equipment)	3,000		45,085

South Korea 0.8%
LG Electronics (Consumer Electronics)	400		51,407

Taiwan 5.1%
Advanced Semiconductor Engineering (Semiconductors)	42,000		41,018
AU Optronics (ADR) (Electronic Equipment Manufacturers)	1,800		30,942
GigaMedia* (Internet Software and Services)	2,400		37,416
High Tech Computer (Computer Hardware)	2,000		45,053
Taiwan Semiconductor Manufacturing (Semiconductors)	55,000		114,515
Wistron (Computer Hardware)	46,000		72,705

			341,649

United Kingdom 0.5%
Vodafone Group (ADR) (Wireless Telecommunication Services)	1,155		34,084

United States 69.0%
Advanced Medical Optics* (Health Care Equipment)	1,800		36,540
Amdocs* (IT Consulting and Other Services)	11,200		317,632
Apple* (Computer Hardware)	600	(1)	86,100
Ariba* (Internet Software and Services)	4,700		45,402
Aspen Technology* (Application Software)	2,541		32,398
AT&T (Integrated Telecommunication Services)	1,200		45,960
Avnet* (Technology Distributors)	2,208		72,268
BMC Software* (Systems Software)	9,800		318,696
Cadence Design Systems* (Technical Software)	10,900		116,412
Cisco Systems* (Communications Equipment)	7,500		180,675
Citrix Systems* (Systems Software)	5,564		163,192
Corning (Communications Equipment)	3,000		72,120
DealerTrak Holdings* (Internet Software and Services)	1,900		38,418
eBay* (Internet Software and Services)	700		20,888
Electronics for Imaging* (Computer Storage and Peripherals)	2,400		35,808
EMC* (Computer Storage and Peripherals)	4,500		64,530
Garmin (Consumer Electronics)	510		27,545
Hewlett-Packard (Computer Hardware)	3,100		141,546
International Business Machines (Computer Hardware)	600		69,084
Intersil (Class A) (Semiconductors)	3,100		79,577
JDA Software Group (Application Software)	1,545		28,196
Lam Research* (Semiconductor Equipment)	1,100		42,042
Lawson Software* (Application Software)	1,800		13,554
Marvell Technology Group* (Semiconductors)	27,023		294,010
McAfee* (Internet Software and Services)	11,329		374,877
Mentor Graphics* (Application Software)	5,995		52,936
Microsoft (Application Software)	1,400		39,732
NetApp* (Computer Storage and Peripherals)	3,800		76,190
ON Semiconductor* (Semiconductors)	12,000		68,160
Oracle* (Systems Software)	11,200		219,072
QUALCOMM (Communications Equipment)	6,800		278,800
Quest Diagnostics (Health Care Services)	500		22,635
Seagate Technology (Computer Storage and Peripherals)	8,000		167,520
SonicWALL* (Internet Software and Services)	7,745		63,277
Symantec* (Internet Software and Services)	9,400		156,228
Syniverse Holdings* (Wireless Telecommunication Services)	2,300		38,318
Synopsys* (Technical Software)	14,500		329,295
Verigy* (Semiconductor Equipment)	1,800		33,912
VeriSign* (Internet Software and Services)	2,600		86,424
Yahoo!* (Internet Software and Services)	9,595		277,583

			4,627,552

Total Investments 97.1%			6,507,743

Other Assets Less Liabilities 2.9%			197,421

Net Assets 100.0%			$6,705,164

Schedule of Options Written March 31, 2008

Call Options Written (Premiums received $8,656)	Shares Subject to Call		Value

Apple, expiring April 2008 at $130*	600		$(8,850)

Seligman International Growth Portfolio

	Shares	Value
Common Stocks 95.2%
Australia 1.8%
CSL (Biotechnology)	1,958	$66,047

Belgium 1.0%
Hansen Transmissions International* (Machinery)	9,602	37,346

Brazil 0.6%
Petroleo Brasileiro “Petrobras” (ADR) (Oil, Gas and Consumable Fuels)	200	20,422

Canada 8.2%
Cameco (Oil, Gas and Consumable Fuels)	1,600	52,704
Potash Corp. of Saskatchewan (Chemicals)	800	124,168
Research In Motion* (Communications Equipment)	1,100	123,453

		300,325

China 2.4%
China Communications Construction (Construction and Engineering)	14,000	31,003
LDK Solar (ADR)* (Semiconductors and Semiconductor Equipment)	800	21,600
Suntech Power Holdings (ADR)* (Electrical Equipment)	900	36,504

		89,107

Denmark 4.2%
Novo Nordisk (Class B) (Pharmaceuticals)	575	39,344
Vestas Wind Systems (Electrical Equipment)	1,050	114,905

		154,249

Egypt 2.0%
Orascom Telecom (GDR) (Wireless Telecommunication Services)	1,100	74,800

Finland 5.1%
Nokia (Communications Equipment)	5,933	188,750

France 11.4%
Alstom (Electrical Equipment)	471	102,314
BNP Paribas (Commercial Banks)	217	21,929
Carrefour (Food and Staples Retailing)	1,629	125,663
Compagnie Generale des Etablissements Michelin (Class B) (Auto Components)	530	55,314
France Telecom (Diversified Telecommunication Services)	2,302	77,399
PPR (Multiline Retail)	246	36,527

		419,146

Germany 11.2%
Allianz (Insurance)	234	46,398
Arcandor (Multiline Retail)	6,117	122,287
Daimler (Automobiles)	1,538	131,389
K&S (Chemicals)	281	92,073
Metro (Food and Staples Retailing)	230	18,570

		410,717

Hong Kong 0.6%
China Mobile (Wireless Telecommunication Services)	1,500	22,439

Ireland 2.4%
Elan (ADR)* (Pharmaceuticals)	1,800	37,548
Ryanair Holdings (ADR)* (Airlines)	1,800	50,904

		88,452

Israel 2.8%
Teva Pharmaceutical Industries (ADR) (Pharmaceuticals)	2,200	101,618

Japan 9.1%
Honda Motor (Automobiles)	1,500	42,991
Japan Tobacco (Tobacco)	6	30,084
Komatsu (Machinery)	4,100	116,273
Mitsui (Trading Companies and Distributors)	2,000	41,406
Nintendo (Software)	200	103,607

		334,361

Netherlands 4.2%
ASML Holding (Semiconductors and Semiconductor Equipment)	1,939	47,683
Unilever (Food Products)	3,169	106,487

		154,170

South Korea 1.3%
LG Electronics (Household Durables)	378	48,580

Spain 1.7%
Iberdrola Renovables* (Independent Power Products and Energy Traders)	9,098	63,328

Sweden 1.7%
Sandvik (Machinery)	1,000	17,409
Swedish Match (Tobacco)	2,000	43,581

		60,990

Switzerland 7.2%
Nestle (Food Products)	191	95,483
Nobel Biocare Holding (Health Care Equipment and Supplies)	70	16,294
Roche Holding (Pharmaceuticals)	302	56,863
Sonova Holding (Health Care Equipment and Supplies)	284	26,048
Xstrata (Metals and Mining)	981	68,696

		263,384

United Kingdom 16.3%
3i Group (Capital Markets)	444	7,313
ARM Holdings (Semiconductors and Semiconductor Equipment)	42,607	74,396
Autonomy* (Software)	1,019	18,572
British Land (Real Estate Investment Trusts)	2,482	45,184
Carnival (Hotels, Restaurants and Leisure)	846	33,902
Carphone Warehouse Group (Specialty Retail)	17,444	98,650
easyJet* (Airlines)	8,183	60,283
Kingfisher (Specialty Retail)	17,960	47,034
Man Group (Capital Markets)	11,248	123,754
Michael Page International (Commercial Services and Supplies)	7,894	47,344
Reckitt Benckiser Group (Household Products)	250	13,846
Smith & Nephew (Health Care Equipment and Supplies)	1,420	18,781
Tesco (Food and Staples Retailing)	1,245	9,404

		598,463

Total Investments 95.2%		3,496,694

Other Assets Less Liabilities 4.8%		176,661

Net Assets 100.0%		$3,673,355

Seligman Investment Grade Fixed Income Portfolio

	Principal Amount		Value
US Government and Government Agency Securities 53.5%
US Government Securities 26.8%
US Treasury Bonds:
5.375%, 2/15/2031	$16,000		$18,510
4.75%, 2/15/2037	36,000		38,731
5%, 5/15/2037	3,000		3,357
US Treasury Inflation-Protected
Securities 2.375%, 1/15/2017	20,930		23,367
US Treasury Notes:
4.5%, 2/28/2011	95,000		102,400
4.25%, 9/30/2012	80,000		86,481
3.875%, 10/31/2012	5,000		5,317
3.625%, 12/31/2012	10,000		10,540
2.875%, 1/31/2013	15,000		15,294
2.75%, 2/28/2013	15,000		15,211
4.25%, 8/15/2013	85,000		92,557
4%, 2/15/2014	20,000		21,573
4.75%, 8/15/2017	30,000		33,202
3.5%, 2/15/2018	65,000		65,396
US Treasury STRIPS Principal 7.5%, 11/15/2024##	90,000		42,398

			574,334

Government Agency Mortgage-Backed Securities††ø 14.3%
Fannie Mae:
4.5%, 12/1/2020	18,517		18,491
5.45%, 12/25/2020	25,996		26,621
5.353%, 4/1/2036#	22,461		22,661
5.985%, 8/1/2036#	23,062		23,554
6.112%, 8/1/2036#	26,332		26,909
5.858%, 6/1/2037#	9,634	‡	9,815
6.5%, 9/1/2037	36,758		37,771
Freddie Mac Gold:
6.161%, 8/1/2036#	19,372		19,986
5.964%, 4/1/2037#	18,191		18,445
Ginnie Mae 5.5%, TBA 5/2008	100,000		101,672

			305,925

Government Agency Securitiesø 12.4%
Fannie Mae:
5.125%, 4/15/2011	45,000	‡	48,032
4.75%, 11/19/2012	10,000		10,682
5%, 7/9/2018	15,000		15,010
Federal Farm Credit Bank 3.5%, 8/5/2010	75,000	‡	75,090
Freddie Mac 5.125%, 4/18/2011	100,000		106,874
Tennessee Valley Authority 5.5%, 7/18/2017	10,000		11,158

			266,846

Total US Government And Government Agency Securities			1,147,105

Corporate Bonds 36.7%
Airlines 0.8%
Continental Airlines (Series A) 5.983%, 4/19/2022	20,000		17,818

Automobiles 0.9%
Daimler Finance North America 4.875%, 6/15/2010	20,000		20,131

Beverages 0.7%
Coca-Cola 5.35%, 11/15/2017	15,000		15,681

Capital Markets 2.4%
Bank of New York Mellon 4.95%, 11/1/2012	15,000		15,384
Goldman Sachs Group 6.15%, 4/1/2018	15,000		15,005
Lehman Brothers Holdings 5.75%, 5/17/2013	5,000		4,865
Merrill Lynch 6.05%, 5/15/2012	15,000		15,249

			50,503

Chemicals 1.7%
E.I. duPont de Nemours 5%, 1/15/2013	15,000		15,635
Praxair 5.375%, 11/1/2016	20,000		20,346

			35,981

Commercial Services and Supplies 0.2%
Cintas No. 2 6.15%, 8/15/2036	5,000		4,710

Computers and Peripherals 0.7%
Hewlett-Packard 5.5%, 3/1/2018	15,000		15,397

Consumer Finance 2.2%
American Express 6.15%, 8/28/2017	5,000		4,986
National Rural Utilities Cooperative Finance 5.45%, 2/1/2018	10,000		10,010
Nissan Motor Acceptance 5.625%, 3/14/2011†	30,000		31,996

			46,992

Diversified Financial Services 0.7%
CIT Group Holdings 5.4%, 1/30/2016	5,000		3,963
JPMorgan Chase 5.375%, 10/1/2012	10,000		10,394

			14,357

Diversified Telecommunication Services 1.8%
AT&T 5.5%, 2/1/2018	15,000		14,715
BellSouth 5.2%, 9/15/2014	20,000		19,994
Embarq 7.082%, 6/1/2016	5,000		4,741

			39,450

Electric Utilities 2.1%
Exelon Generation 6.2%, 10/1/2017	10,000		9,926
Indiana Michigan Power 6.05%, 3/15/2037	15,000		13,312
Pacific Gas and Electric 5.625%, 11/30/2017	20,000		20,584

			43,822

Energy Equipment and Services 0.5%
Weatherford International 7%, 3/15/2038	10,000		10,183

Food and Staples Retailing 1.4%
Kroger 6.90%, 4/15/2038	10,000		10,185
Yum! Brands 6.25%, 3/15/2018	20,000		20,139

			30,324

Food Products 2.2%
Archer Daniels Midland 5.45%, 3/15/2018	15,000		15,108
Corn Products 6%, 4/15/2017	20,000		21,507
General Mills 5.20%, 3/17/2015	10,000		10,043

			46,658

Gas utilities 0.5%
TransCanada Pipelines 6.2%, 10/15/2037	10,000		9,674

Health Care Providers and Services 0.9%
UnitedHealth Group 6.625%, 11/15/2037	20,000		18,563

Household Products 0.5%
Kimberly-Clark 6.125%, 8/1/2017	10,000		10,826

Industrial Conglomerates 1.6%
Koninklijke (Royal) Philips Electronics 5.75%, 3/11/2018	20,000		20,417
General Electric Capital 5.875%, 1/14/2038	15,000		14,508

			34,925

Insurance 1.4%
Genworth Global Funding Trusts 5.2%, 10/8/2010	15,000		15,434
Prudential Financial 6.625%, 12/1/2037	15,000		14,864

			30,298

Machinery 0.5%
Caterpillar Financial Services 4.25%, 2/8/2013	10,000		9,998

Media 1.4%
Time Warner Cable 5.4%, 7/2/2012	20,000		19,669
Viacom 6.125%, 10/5/2017	10,000		9,768

			29,437

Multi-Utilities 0.7%
Dominion Resources 5.6%, 11/15/2016	15,000		15,096

Multiline Retail 2.0%
J.C. Penney 6.375%, 10/15/2036	20,000		17,047
Safeway 6.35%, 8/15/2017	25,000		26,472

			43,519

Office Electronics 1.4%
Xerox:
5.5%, 5/15/2012	20,000		20,187
7.625%, 6/15/2013	10,000		10,339

			30,526

Oil, Gas and Consumable Fuels 3.6%
Hess 7.125%, 3/15/2033	10,000		11,187
EnCana 5.9%, 12/1/2017	20,000		20,539
Pemex Project Funding Master Trust 5.75%, 3/1/2018†	20,000		20,508
Petrobras International Finance 5.875%, 3/1/2018	10,000		9,675
XTO Energy 6.25%, 8/1/2017	15,000		16,020

			77,929

Real Estate Investment Trusts 1.6%
Health Care Properties 6%, 1/30/2017	15,000		12,266
Hospitality Properties Trust 6.7%, 1/15/2018	10,000		8,581
ProLogis Trust 5.625%, 11/15/2016	15,000		13,663

			34,510

Road and Rail 0.9%
PacifiCorp 6.25%, 10/15/2037	10,000		10,138
Union Pacific 5.7%, 8/15/2018	10,000		9,961

			20,099

Thrifts and Mortgage Finance 0.4%
MGIC Investment 5.625%, 9/15/2011	10,000		8,375

Water Utilities 1.0%
American Water Capital 6.085%, 10/15/2017†	20,000		20,851

Total Corporate Bonds			786,633

Collaterized Mortgage Obligations 3.9%
Bank of America Mortgage Securities 5.642%, 7/25/2034#	7,134		6,934
GSR Mortgage Loan Trust 5.316%, 7/25/2035#	19,061		17,890
Homestar Mortgage Acceptance 2.919%, 3/25/2034#	10,349	‡	7,546
Indymac Index Mortgage Loan Trust 6.168%, 3/25/2036#	30,885		22,983
Wells Fargo Mortgage Backed Securities Trust 4.733%, 7/25/2034#	29,983		27,665

Total Collateralized Mortgage Obligations			83,018

Asset-Backed Securities 2.8%
Centex Home Equity 4.649%, 12/25/2032#	21,478		9,646
Irwin Home Equity 2.979%, 2/25/2034#	12,779		11,669
Structured Asset Securities 4.04%**, 6/25/2033	39,335		39,323

Total Asset-Backed Securities			60,638

Foreign Government Agency Security 0.7%
Corporacion Andina de Fomento 5.75%, 1/12/2017	15,000		14,690

Repurchase Agreement 7.5%
Fixed Income Clearing Corporation 1.80%, dated 3/31/2008, maturing 4/1/2008, in the amount of $161,008, collateralized by: $160,000 Federal Home Loan Bank 5.435%, 12/20/2022, with a fair market value of $169,600	161,000		161,000

Total Investments 105.1%			2,253,084

Other Assets Less Liabilities (5.1)%			(108,923)

Net Assets 100.0%			$2,144,161

Seligman Large-Cap Value Portfolio

	Shares or Principal Amount		Value
Common Stocks 99.2%
Aerospace and Defense 5.3%
Honeywell International	1,500	shs.	$84,630
United Technologies	1,300		89,466

			174,096

Capital Markets 6.5%
Bank of New York Mellon	2,499		104,283
Morgan Stanley	2,400		109,680

			213,963

Chemicals 9.0%
E. I. duPont de Nemours	2,200		102,872
Praxair	1,000		84,230
Rohm and Haas	2,000		108,160

			295,262

Commercial Banks 2.9%
U.S. Bancorp	3,000		97,080

Communications Equipment 2.7%
Juniper Networks*	3,500		87,500

Computers and Peripherals 2.5%
Seagate Technology	4,000		83,760

Diversified Financial Services 6.3%
Bank of America	2,600		98,566
JPMorgan Chase	2,500		107,375

			205,941

Food and Staples Retailing 3.0%
Costco Wholesale	1,500		97,455

Food Products 3.9%
Kraft Foods (Class A)	1,107		34,328
Tyson Foods (Class A)	6,000		95,700

			130,028

Health Care Equipment and Supplies 6.0%
Baxter International	1,600		92,512
Medtronic	2,200		106,414

			198,926

Health Care Providers and Services 3.3%
Humana*	2,400		107,664

Independent Power Producers and Energy Traders 2.5%
AES*	5,000		83,350

Industrial Conglomerates 3.4%
General Electric	3,000		111,030

Insurance 13.1%
MetLife	2,000		120,520
Prudential Financial	1,200		93,900
Travelers	2,000		95,700
UnumGroup	5,500		121,055

			431,175

Machinery 3.1%
Caterpillar	1,300		101,777

Multiline Retail 1.9%
J.C. Penney	1,700		64,107

Oil, Gas and Consumable Fuels 11.8%
Chevron	1,100		93,896
Marathon Oil	2,000		91,200
Valero Energy	1,800		88,398
Williams Companies	3,500		115,430

			388,924

Road and Rail 5.6%
CSX	1,500		84,105
Union Pacific	800		100,304

			184,409

Specialty Retail 3.3%
The Gap	5,500		108,240

Tobacco 3.1%
Altria Group	1,400		31,080
Philip Morris International*	1,400		70,812

			101,892

Total Common Stocks			3,266,579

Repurchase Agreement 1.8%
Fixed Income Clearing Corporation 1.80%, dated 3/31/2008, maturing 4/1/2008, in the amount of $59,003, collateralized by: $60,000 Federal Home Loan Bank 5.435%, 12/20/2022, with a fair market value of $63,600	$59,000		59,000

Total Investments 101.0%			3,325,579

Other Assets Less Liabilities (1.0)%			(31,514)

Net Assets 100.0%			$3,294,065

Seligman Smaller-Cap Value Portfolio

	Shares or Principal Amount		Value
Common Stocks 100.1%
Aerospace and Defense 3.7%
Cubic	190,000	shs.	$5,401,700

Airlines 2.0%
Continental Airlines (Class B)*	150,000		2,884,500

Beverages 3.5%
Central European Distribution*	90,000		5,237,100

Chemicals 6.9%
Hercules	300,000		5,487,000
Minerals Technologies	75,000		4,710,000

			10,197,000

Commercial Services and Supplies 11.4%
Brink’s	80,000		5,374,400
Korn/Ferry International*	235,000		3,971,500
School Specialty*	112,000		3,532,480
Waste Connections*	130,000		3,996,200

			16,874,580

Communications Equipment 2.0%
F5 Networks*	160,000		2,907,200

Computers and Peripherals 1.8%
Hypercom*	600,000		2,604,000

Construction and Engineering 2.2%
Shaw Group*	70,000		3,299,800

Diversified Consumer Services 2.3%
Sotheby’s Holdings	120,000		3,469,200

Electrical Equipment 6.8%
Belden	85,000		3,002,200
EnerSys*	225,000		5,382,000
Thomas & Betts*	46,500		1,691,205

			10,075,405

Electronic Equipment and Instruments 3.1%
Trimble Navigation*	160,000		4,574,400

Energy Equipment and Services 6.0%
Exterran Holdings*	85,000		5,485,900
TETRA Technologies*	210,000		3,326,400

			8,812,300

Health Care Providers and Services 2.2%
WellCare Health Plans*	84,000		3,271,800

Health Care Technology 1.9%
Eclipsys*	140,000		2,745,400

Hotels, Restaurants and Leisure 4.1%
Panera Bread (Class A)*	50,000		2,094,500
Penn National Gaming*	90,000		3,935,700

			6,030,200

Insurance 14.2%
Aspen Insurance Holdings	170,000		4,484,600
W.R. Berkley	140,000		3,876,600
Endurance Specialty Holdings	100,000		3,660,000
Hanover Insurance Group	110,000		4,525,400
Infinity Property and Casualty	105,000		4,368,000

			20,914,600

IT Services 3.1%
CACI International (Class A)*	100,000		4,555,000

Machinery 2.8%
Mueller Industries	145,000		4,183,250

Multiline Retail 2.2%
Fred’s (Class A)	320,000		3,280,000

Personal Products 3.5%
Herbalife	110,000		5,225,000

Pharmaceuticals 2.1%
Par Pharmaceutical*	180,000		3,130,200

Real Estate Investment Trusts 1.5%
FelCor Lodging Trust	185,000		2,225,550

Road and Rail 0.3%
Dollar Thrifty Automotive Group*	30,000		409,200

Semiconductors and Semiconductor Equipment 4.1%
Cypress Semiconductor*	190,000		4,485,900
Varian Semiconductor Equipment Associates*	53,950		1,518,693

			6,004,593

Software 4.5%
Lawson Software*	390,000		2,936,700
Quest Software*	280,000		3,659,600

			6,596,300

Specialty Retail 1.9%
Pacific Sunwear of California*	225,000		2,837,250

Total Common Stocks			147,745,528
Repurchase Agreement 0.2%
Fixed Income Clearing Corporation 1.80%, dated 3/31/2008, maturing 4/1/2008, in the amount of $324,016, collateralized by: $315,000 Federal Home Loan Bank 5.435%, 12/20/2022, with a fair market value of $ 333,900	$324,000		324,000

Total Investments 100.3%			148,069,528
Other Assets Less Liabilities (0.3)%			(461,735)

Net Assets 100.0%			$147,607,793

*	Non-income producing security.

**	Current rate of step bond.

†	The security may be offered and sold only to “qualified institutional buyers”under Rule 144A of the Securities Act of 1933.

††	Investments in mortgage-backed, collateralized mortgage obligations and asset-backed securities are subject to principal paydowns. As a result of prepayments from refinancing or satisfaction of the underlying instruments, the average life may be less than the original maturity. This in turn may impact the ultimate yield realized from these investments.

ø	Securities issued by these agencies are neither guaranteed nor insured by the US Government.

øø	The Equity-Linked Notes are exchangeable at maturity, based on the terms of the respective notes, for shares of common stock of a company or cash at a maturity value which is generally determined as follows:

The principal amount of the notes plus or minus the lowest return of the companies’respective stock prices determined at maturity from the date of purchase of the notes:

(a)	Oracle, Schering-Plough and Target

(b)	Comverse Technology, Northwest Airlines and Qwest Communications International

(c)	Adobe Systems, UnitedHealth Group and Wyeth

(d)	Delta Air Lines, Intel and Mylan

(e)	Health Net, Kohl’s and Prudential Financial

(f)	NII Holdings, Office Depot and Qwest Communications International

(1)	All or part of the security is held as collateral for options written. As of March 31, 2008, the value of securities held as collateral was $980,166 and $86,100 for Communications and Information Portfolio and Global Technology Portfolio, respectively.

‡	At March 31, 2008, these securities, with a total value of $140,483, were held as collateral for the TBA securities in the investment Grade Fixed Income Portfolio.

#	Floating rate security; the interest rate is reset periodically. The interest rate disclosed reflects the rate in effect at March 31, 2008.

##	STRIPS (Separate Trading of Registered Interest and Principal of Securities) Principal is purchased at a discount, receives no interest and receives a single payment at maturity.

ADR – American Depositary Receipts.

GDR – Global Depositary Receipts.

TBA – To-be-announced.

Seligman Portfolios, Inc.

Notes to Schedules of Investments (unaudited)

March 31, 2008

1.	Organization – Seligman Portfolios, Inc. (the “Fund”) is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end diversified management investment company consisting of nine separate portfolios (the “Portfolios”): Seligman Capital Portfolio (“Capital Portfolio”), Seligman Cash Management Portfolio (“Cash Management Portfolio”), Seligman Common Stock Portfolio (“Common Stock Portfolio”), Seligman Communications and Information Portfolio (“Communications and Information Portfolio”), Seligman Global Technology Portfolio (“Global Technology Portfolio”), Seligman International Growth Portfolio (“International Growth Portfolio”), Seligman Investment Grade Fixed Income Portfolio (“Investment Grade Portfolio”), Seligman Large-Cap Value Portfolio (“Large-Cap Value Portfolio”), and Seligman Smaller-Cap Value Portfolio (“Smaller-Cap Value Portfolio”), each designed to meet different investment goals. Shares of the Fund are provided as an investment medium for variable annuity and life insurance separate accounts offered by various insurance companies. Class 2 shares of the Communications and Information Portfolio are also offered to qualified pension or retirement plans.

2.	Security Valuation – Net asset value per share is calculated as of the close of business of the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern time. Securities traded on an exchange are valued at the last sales price on the primary exchange or market on which they are traded. Fixed income securities not listed on an exchange or security market are valued by independent pricing services based on bid prices which consider such factors as coupons, maturities, credit ratings, liquidity, specific terms and features, and the US Treasury yield curve, or are valued by J. & W. Seligman & Co. Incorporated, the Fund’s investment manager, based on quotations provided by primary market makers in such securities. Equity securities not listed on an exchange or security market, or equity securities for which there are no last sales price, are valued at the mean of the most recent bid and asked prices or are valued by the investment manager based on quotations provided by primary market makers in such securities. Notwithstanding these valuation methods, the Global Technology Portfolio and International Growth Portfolio may adjust the value of securities as described below in order to reflect the fair value of such securities.

Many securities markets and exchanges outside the US close prior to the close of the NYSE; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after the local market close but before the close of the NYSE. The Fund’s Board of Directors (the “Board”) approved fair value procedures under which a third-party pricing service on a regular basis recommends adjustments to the local closing prices of certain foreign equity securities. The adjustments are based on a statistical analysis of the historical relationship between the price movements of a security and independent variables such as US market movements, sector movements, movements in the ADR of a security (if any), and movements in country or regional exchange-traded funds or futures contracts. The factors used vary with each security, depending on which factors have been most important historically.

Other securities for which market quotations are not readily available (or are otherwise no longer valid or reliable) are valued at fair value determined in accordance with procedures approved by the Board. This can occur in the event of, among other things, natural disasters, acts of terrorism, market disruptions, intra-day trading halts and extreme market volatility. The determination of fair value involves subjective judgments. As a result, using fair value to price a security may result in a price materially different from the prices used by other mutual funds to determine net asset value or the price that may be realized upon the actual sale of the security.

Short-term holdings that mature in 60 days or less are valued at current market quotations or amortized cost if the investment manager believes it approximates fair value. Short-term holdings that mature in more than 60 days are valued as current market quotations until the 60th day prior to maturity and are then valued as described above for securities maturing in 60 days or less.

Investments held by the Cash Management Portfolio are generally valued using the amortized cost method which approximates fair value. Investments in certain other funds in the Seligman Group of Investment Companies purchased by the Cash Management Portfolio to offset its liability for deferred directors’ fees are valued at net asset values or, for closed-end funds, closing market prices.

3.	Fair Value Measurement – On January 1, 2008, the Fund adopted Statement of Financial Accounting Standards No. 157 (“SFAS 157”), “Fair Value Measurements.” SFAS 157 establishes a three-tier hierarchy to classify the assumptions, referred to as inputs, used in valuation techniques (See note 2 above) to measure fair value of the Portfolios’ investments, other financial instruments and certain liabilities. These inputs are summarized in three broad levels: Level 1 – quoted prices in active markets for identical investments, financial instruments or liabilities; Level 2 – other significant observable inputs (including quoted prices in inactive markets or for similar investments, financial instruments or liabilities, interest rates, prepayment speeds, credit risk, etc.); and Level 3 – significant unobservable inputs (including the Portfolios’ own assumptions in determining fair value). The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities.

The following is a summary of the value of the Portfolios’ investments, other financial instruments and liabilities as of March 31, 2008 based on the level of inputs used:

	Capital Portfolio	Cash Management Portfolio	Common Stock Portfolio

Valuation Inputs	Investments	Investments	Investments

Level 1 - Quoted Prices	$8,964,105	$0	$4,447,159
Level 2 - Other Significant Observable Inputs	213,000	9,567,043	288,732
Level 3 - Significant Unobservable Inputs	0	0	0

Total	$9,177,105	$9,567,043	$4,735,891

	Communucations and Information Portfolio		Global Technology Portfolio
Valuation Inputs	Investments	Liabilities For Options Written	Investments	Liabilities For Options Written
Level 1 - Quoted Prices	$44,885,622	$(63,679)	$5,464,083	$(8,850)
Level 2 - Other Significant Observable Inputs	2,446,000	0	1,043,660	0
Level 3 - Significant Unobservable Inputs	0	0	0	0

Total	$47,331,622	$(63,679)	$6,507,743	$(8,850)

	International Growth Portfolio		Investment Grade Fixed Income Portfolio

Valuation Inputs	Investments	Other Financial Instruments*	Investments

Level 1 - Quoted Prices	$643,721	$579	$0
Level 2 - Other Significant Observable Inputs	2,852,973	(4,502)	2,253,084
Level 3 - Significant Unobservable Inputs	0	0	0

Total	$3,496,694	$(3,923)	$2,253,084

*	Represents spot and forward foreign currency contracts, which are not reflected in the Schedule of Investments and which are valued at the net unrealized appreciation (depreciation) on each contract.

	Large-Cap Value Portfolio	Smaller-Cap Value Portfolio

Valuation Inputs	Investments	Investments
Level 1 - Quoted Prices	$3,266,579	$147,745,528
Level 2 - Other Significant Observable Inputs	59,000	324,000
Level 3 - Significant Unobservable Inputs	0	0

Total	$3,325,579	$148,069,528

4.	Risk – The following risks apply to some or all of the Portfolios. A Portfolio may concentrate its investments in stocks of large-, medium- or small-capitalization companies. At times, one or more of these groups of stocks has experienced periods of volatility and negative performance. During such periods, the value of such stocks may decline and the performance of a Portfolio investing in such companies may be negatively affected. The products of technology companies may be subject to severe competition and rapid obsolescence, and technology stocks may be subject to greater price fluctuation, government regulation, and limited liquidity as compared to other investments. To the extent that a Portfolio invests a substantial percentage of its assets in an industry, the Portfolio’s performance may be negatively affected if that industry falls out of favor. A portfolio with fewer holdings may be subject to greater volatility than a portfolio with a greater number of holdings. There are specific risks associated with global investing, such as currency fluctuations, foreign taxation, differences in financial reporting practices, and rapid changes in political and economic condition. US Government and fixed income securities are subject to interest rate risk, credit risk, prepayment risk and market risk. Securities that are not guaranteed by the US Government may have increased credit risk, including, but not limited to, the risk of non-payment of principal or interest. A Portfolio may invest a significant portion of its assets in securities of issuers that hold mortgage- and asset-backed securities and direct investments in securities backed by commercial and residential mortgage loans and other financial assets. Continuing shifts in the market’s perception of credit quality on securities backed by commercial and residential mortgage loans and other financial assets may result in increased volatility of market prices and periods of illiquidity that can negatively impact the valuation of certain issues held by such Portfolio. The value and related income of these securities are sensitive to changes in economic conditions, including delinquencies and/or defaults.

5.	At March 31, 2008, the cost of investments for federal income tax purposes, and the tax basis gross and net unrealized appreciation and depreciation of portfolio securities, including the effects of purchased and written options and foreign currency translations, were as follows:

Portfolio	Tax Basis Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Capital	$10,108,537	$398,360	$1,329,792	$(931,432)
Cash Management	9,567,043	-	-	-
Common Stock	5,555,441	201,985	1,021,535	(819,550)
Communications and Information	51,874,999	1,423,309	5,943,596	(4,520,287)
Global Technology	7,071,910	233,429	797,748	(564,319)
International Growth	3,408,348	303,798	217,638	86,160
Investment Grade	2,245,575	51,067	43,558	7,509
Large-Cap Value	2,508,474	883,969	66,864	817,105
Smaller-Cap Value	134,906,855	35,318,457	22,155,784	13,162,673

ITEM 2. CONTROLS AND PROCEDURES.

a.

The registrant’s principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-Q is recorded, processed, summarized and reported, within the time periods specified in the Commission’s rules and forms and that such material information is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

b.

The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

(a)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SELIGMAN PORTFOLIOS, INC.

By:	/S/ BRIAN T. ZINO
Brian T. Zino
President and Chief Executive Officer

Date:	May 27, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant in the capacities and on the dates indicated.

By:	/S/ BRIAN T. ZINO
Brian T. Zino
President and Chief Executive Officer

Date:	May 27, 2008

By:	/S/ LAWRENCE P. VOGEL
Lawrence P. Vogel
Vice President, Treasurer and Chief Financial Officer

Date:	May 27, 2008

SELIGMAN PORTFOLIOS, INC.

EXHIBIT INDEX

(a)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.